Average Annual Total Returns - The Gabelli Global Growth Fund	Apr. 30, 2021
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.25%
5 Years	12.26%
10 Years	9.13%
Lipper Global Large Cap Growth Fund Classification
Average Annual Return:
1 Year	27.59%
5 Years	15.43%
10 Years	11.31%
Class A Shares
Average Annual Return:
1 Year	27.60%
5 Years	16.19%
10 Years	12.20%
Class AAA Shares
Average Annual Return:
1 Year	35.43%
5 Years	17.58%
10 Years	12.87%
Class AAA Shares | After Taxes on Distributions
Average Annual Return:
1 Year	34.68%
5 Years	15.95%
10 Years	11.47%
Class AAA Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	21.51%
5 Years	13.78%
10 Years	10.27%
Class C Shares
Average Annual Return:
1 Year	34.41%
5 Years	16.88%
10 Years	12.12%
Class I Shares
Average Annual Return:
1 Year	35.39%
5 Years	18.05%
10 Years	13.31%